Condensed Statement of Changes in Shareholders' Equity (Unaudited) - USD ($)		Ordinary shares	Class A ordinary shares	Class B ordinary shares	Additional Paid in Capital	Retained Earnings	Total
Balance at Dec. 31, 2018
Balance, Shares at Dec. 31, 2018
Issuance of Class B ordinary shares to Sponsor	[1]	$ 750			24,250		25,000
Issuance of Class B ordinary shares to Sponsor, Shares	[1]	7,503,750
Net income (loss)						(15,517)	(15,517)
Balance at Mar. 31, 2019		$ 750			24,250	(15,517)	9,483
Balance, Shares at Mar. 31, 2019		7,503,750
Balance at Dec. 31, 2018
Balance, Shares at Dec. 31, 2018
Issuance of Class B ordinary shares to Sponsor				$ 750	24,250		25,000
Issuance of Class B ordinary shares to Sponsor, Shares				7,503,750
Net income (loss)						3,932,144	3,932,144
Balance at Dec. 31, 2019			$ 150	$ 750	1,066,965	3,932,144	5,000,009
Balance, Shares at Dec. 31, 2019			1,497,643	7,500,000
Change in value of ordinary shares subject to possible redemption			$ 5		(179,271)		(179,266)
Change in value of ordinary shares subject to possible redemption, shares			52,841
Net income (loss)						179,260	179,260
Balance at Mar. 31, 2020			$ 155	$ 750	$ 887,694	$ 4,111,404	$ 5,000,003
Balance, Shares at Mar. 31, 2020			1,550,484	7,500,000

[1]	Included an aggregate of up to 978,750 shares that were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full (see Note 9).